Consolidated statements of financial position - CAD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 1,752	$ 224
Trade and other receivables	3,244	3,528
Inventory	418	439
Contract assets	467	687
Contract costs	441	402
Prepaid expenses	346	209
Other current assets	278	199
Total current assets	6,946	5,688
Non-current assets
Contract assets	230	256
Contract costs	364	362
Property, plant and equipment	27,554	27,513
Intangible assets	13,263	13,102
Deferred tax assets	118	106
Investments in associates and joint ventures	725	756
Post-employment benefit assets	3,185	1,277
Other non-current assets	1,167	1,001
Goodwill	10,579	10,604
Total non-current assets	57,185	54,977
Total assets	64,131	60,665
Current liabilities
Trade payables and other liabilities	3,904	3,935
Contract liabilities	767	717
Interest payable	228	222
Dividends payable	806	766
Current tax liabilities	344	214
Debt due within one year	2,304	2,417
Total current liabilities	8,353	8,271
Non-current liabilities
Contract liabilities	242	242
Long-term debt	25,422	23,906
Deferred tax liabilities	4,530	3,810
Post-employment benefit obligations	1,734	1,962
Other non-current liabilities	1,081	1,145
Total non-current liabilities	33,009	31,065
Total liabilities	41,362	39,336
Equity attributable to BCE shareholders
Contributed surplus	1,156	1,174
Accumulated other comprehensive income	204	103
Deficit	(3,401)	(4,681)
Total equity attributable to BCE shareholders	22,429	20,989
Non-controlling interest	340	340
Total equity	22,769	21,329
Total liabilities and equity	64,131	60,665
Preferred shares
Equity attributable to BCE shareholders
Shares	4,003	4,003
Common shares
Equity attributable to BCE shareholders
Shares	$ 20,467	$ 20,390